Cost of goods sold	12 Months Ended
Dec. 31, 2025
Cost Of Goods Sold [Abstract]
Cost of goods sold
4. Cost of goods sold

The components of cost of goods sold for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023

Material and other inventory costs	$517,204	$539,006	$569,794
Inventory change	(1,078)	(27,408)	(9,278)
Payroll and related expenses	220,149	216,157	196,514
Contract labor and related expenses	46,600	61,756	61,405
Energy and fuel costs	99,600	96,346	104,619
Depreciation, depletion, and amortization	91,492	84,855	79,360
Freight expense	48,940	49,988	55,313
Distribution expense	81,629	77,790	71,343
Repairs and maintenance	41,262	50,892	40,133
Taxes and fees, other than income taxes	18,063	16,898	15,934
Short-term lease rentals	23,210	24,810	22,325
Risk insurance, including loss retention	17,695	15,239	12,201
Other	24,436	11,409	8,449
Total cost of goods sold	$1,229,202	$1,217,738	$1,228,112